                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one.): [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            The Cincinnati Life Insurance Company
Address:         6200 South Gilmore Road
                 Fairfield, Ohio 45014

13F File Number: 028-10754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Martin F. Hollenbeck
Title: Chief Investment Officer
Phone: (513) 870-2000

Signature, Place and Date of Signing:


/s/ Martin F. Hollenbeck                   Fairfield, Ohio   August 7, 2009
----------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                 1
Form 13F Information Table Entry Total            8
Form 13F Information Table Value Total       93,271
                                         (thousands)

List of Other Included Managers

No.   File No.    Name
---   ---------   --------------------------------
01    028-10798   Cincinnati Financial Corporation


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

                        COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5
ISSUER               TITLE OF CLASS     CUSIP   FMV (000)  SHARES/PRINCIPAL  SH/PRN
------               --------------  ---------  ---------  ----------------  ------
ALLIANCEBERNSTEIN        COMMON      01881G106    37,428       1,863,000       SH
DUKE ENERGY CORP         COMMON      26441C105    12,234         838,500       SH
JOHNSON & JOHNSON        COMMON      478160104     7,100         125,000       SH
PARTNERRE LTD            COMMON      G6852T105     3,106          47,828       SH
PFIZER INC               COMMON      717081103     3,053         203,500       SH
SPECTRA ENERGY CORP      COMMON      847560109     7,094         419,250       SH
SYSCO CORP               COMMON      871829107       562          25,000       SH
WYETH                    COMMON      983024100    22,695         500,000       SH
                                                  93,271


                        COLUMN 6     COLUMN 7  COLUMN 8
ISSUER               INVESTMENT DIS  OTH MGRS    SOLE      SHARED   NONE
------               --------------  --------  --------  ---------  ----
ALLIANCEBERNSTEIN     SHARED-OTHER      01        --     1,863,000   --
DUKE ENERGY CORP      SHARED-OTHER      01        --       838,500   --
JOHNSON & JOHNSON     SHARED-OTHER      01        --       125,000   --
PFIZER INC            SHARED-OTHER      01        --       203,500   --
SPECTRA ENERGY CORP   SHARED-OTHER      01        --       419,250   --
SYSCO CORP            SHARED-OTHER      01        --        25,000   --
WYETH                 SHARED-OTHER      01        --       500,000   --
PARTNERRE LTD         SHARED-OTHER      01        --        47,828   --


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